Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2021

SDH-QTLY-0921
1.969439.107

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp. 2.375% 3/15/24	$510,000	$492,788
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	24,348	81,322
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	14,071	51,922
		133,244

TOTAL CONVERTIBLE BONDS		626,032

Nonconvertible Bonds - 81.7%
Aerospace - 2.1%
Allegheny Technologies, Inc. 7.875% 8/15/23	250,000	273,335
Bombardier, Inc.:
7.125% 6/15/26 (c)	165,000	171,188
7.5% 3/15/25 (c)	710,000	723,426
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (c)	100,000	105,000
7.5% 4/15/25 (c)	250,000	265,000
TransDigm, Inc.:
5.5% 11/15/27	535,000	552,388
6.25% 3/15/26 (c)	515,000	540,106
7.5% 3/15/27	25,000	26,483
		2,656,926
Air Transportation - 0.2%
Western Global Airlines LLC 10.375% 8/15/25 (c)	250,000	281,523
Automotive & Auto Parts - 1.5%
Ford Motor Co. 9% 4/22/25	250,000	307,738
Ford Motor Credit Co. LLC:
3.375% 11/13/25	150,000	156,599
4.25% 9/20/22	600,000	616,404
4.687% 6/9/25	455,000	494,244
5.125% 6/16/25	250,000	275,313
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	30,000	31,017
		1,881,315
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,048,795
5.75% 11/20/25	895,000	1,023,373
CIT Group, Inc. 4.75% 2/16/24	500,000	538,750
		2,610,918
Broadcasting - 1.3%
Sirius XM Radio, Inc. 3.875% 8/1/22 (c)	1,265,000	1,265,000
Univision Communications, Inc. 6.625% 6/1/27 (c)	375,000	403,241
		1,668,241
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	245,000	255,707
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (c)	185,000	189,856
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	95,000	96,900
6.125% 7/1/29 (c)	55,000	56,218
		598,681
Cable/Satellite TV - 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (c)	3,315,000	3,343,862
CSC Holdings LLC 5.875% 9/15/22	2,145,000	2,241,911
DISH DBS Corp.:
5.875% 7/15/22	1,260,000	1,304,100
5.875% 11/15/24	500,000	538,690
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	595,000	615,831
		8,044,394
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	135,000	139,556
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	525,000	554,426
		693,982
Chemicals - 1.6%
CF Industries Holdings, Inc. 3.45% 6/1/23	805,000	833,175
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (c)(d)(e)	170,000	168,547
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (c)	250,000	250,938
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (c)	445,000	451,232
The Chemours Co. LLC 7% 5/15/25	300,000	309,750
		2,013,642
Consumer Products - 0.0%
Mattel, Inc. 5.875% 12/15/27 (c)	10,000	10,963
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	10,000	10,325
5.25% 8/15/27 (c)	500,000	510,549
Ball Corp. 4% 11/15/23	400,000	424,214
Berry Global, Inc. 4.875% 7/15/26 (c)	175,000	184,293
Flex Acquisition Co., Inc. 7.875% 7/15/26 (c)	110,000	114,594
OI European Group BV 4% 3/15/23 (c)	950,000	979,688
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	220,000	229,900
8.5% 8/15/27 (c)	450,000	483,750
		2,937,313
Diversified Financial Services - 4.3%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	225,000	229,500
Freedom Mortgage Corp. 6.625% 1/15/27 (c)	250,000	242,774
HCRX Investments Holdco LP 4.5% 8/1/29 (c)	60,000	61,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,340,000	1,396,576
5.25% 5/15/27	535,000	561,081
Navient Corp. 6.125% 3/25/24	500,000	542,500
OneMain Finance Corp.:
3.5% 1/15/27	235,000	239,113
6.125% 3/15/24	750,000	807,188
6.875% 3/15/25	1,090,000	1,236,412
		5,316,344
Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 7/15/29 (c)	140,000	141,049
Energy - 12.6%
Antero Resources Corp. 5% 3/1/25	350,000	356,125
Apache Corp. 4.625% 11/15/25	300,000	322,500
California Resources Corp. 7.125% 2/1/26 (c)	250,000	255,643
Cheniere Energy Partners LP 5.625% 10/1/26	700,000	722,827
Chesapeake Energy Corp. 5.5% 2/1/26 (c)	505,000	526,463
Citgo Holding, Inc. 9.25% 8/1/24 (c)	350,000	349,071
Citgo Petroleum Corp. 6.375% 6/15/26 (c)	350,000	357,000
Comstock Resources, Inc.:
6.75% 3/1/29 (c)	120,000	125,382
7.5% 5/15/25 (c)	83,000	85,905
Continental Resources, Inc. 4.5% 4/15/23	300,000	311,952
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)	860,000	894,400
CVR Energy, Inc. 5.25% 2/15/25 (c)	315,000	306,338
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,547,000
Delek Logistics Partners LP 7.125% 6/1/28 (c)	80,000	83,170
DT Midstream, Inc. 4.125% 6/15/29 (c)	125,000	128,200
Endeavor Energy Resources LP/EER Finance, Inc. 5.5% 1/30/26 (c)	235,000	242,344
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (c)	100,000	104,000
EQM Midstream Partners LP 6% 7/1/25 (c)	400,000	435,632
EQT Corp. 3.125% 5/15/26 (c)	500,000	514,350
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	145,000	149,502
Hess Midstream Partners LP 5.625% 2/15/26 (c)	150,000	156,000
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(f)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	300,000	306,000
Nabors Industries, Inc. 5.75% 2/1/25	250,000	212,490
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	215,000	217,197
6.75% 9/15/25 (c)	250,000	255,005
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	400,000	411,000
Occidental Petroleum Corp.:
5.875% 9/1/25	1,250,000	1,385,800
6.95% 7/1/24	300,000	334,500
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	350,000	210,000
9.25% 5/15/25 (c)	700,000	642,250
Precision Drilling Corp. 7.125% 1/15/26 (c)	160,000	164,800
Range Resources Corp.:
4.875% 5/15/25	250,000	259,248
9.25% 2/1/26	250,000	271,253
SM Energy Co. 10% 1/15/25 (c)	1,000,000	1,112,500
Southwestern Energy Co. 6.45% 1/23/25 (d)	200,000	218,984
Sunoco LP/Sunoco Finance Corp.:
5.5% 2/15/26	70,000	72,013
5.875% 3/15/28	60,000	63,150
6% 4/15/27	10,000	10,438
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.5% 9/15/24 (c)	628,000	635,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4% 1/15/32 (c)	150,000	155,057
TechnipFMC PLC 6.5% 2/1/26 (c)	300,000	321,481
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	19,250	19,058
Western Gas Partners LP 3.95% 6/1/25	400,000	412,500
		15,664,478
Environmental - 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	1,150,000	1,141,605
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (c)	750,000	768,113
Food/Beverage/Tobacco - 1.8%
Performance Food Group, Inc. 4.25% 8/1/29 (c)	70,000	71,138
Post Holdings, Inc.:
4.625% 4/15/30 (c)	40,000	40,750
5.625% 1/15/28 (c)	125,000	131,563
5.75% 3/1/27 (c)	1,700,000	1,769,445
Turning Point Brands, Inc. 5.625% 2/15/26 (c)	100,000	104,000
U.S. Foods, Inc. 6.25% 4/15/25 (c)	75,000	79,028
United Natural Foods, Inc. 6.75% 10/15/28 (c)	95,000	102,363
		2,298,287
Gaming - 6.6%
Affinity Gaming LLC 6.875% 12/15/27 (c)	30,000	31,809
Caesars Entertainment, Inc. 6.25% 7/1/25 (c)	750,000	791,250
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	495,000	520,369
Golden Nugget, Inc. 6.75% 10/15/24 (c)	800,000	802,000
International Game Technology PLC 6.5% 2/15/25 (c)	250,000	278,949
MCE Finance Ltd. 5.25% 4/26/26 (c)	1,000,000	1,020,000
MGM Growth Properties Operating Partnership LP 4.625% 6/15/25 (c)	300,000	318,750
MGM Resorts International 6% 3/15/23	1,000,000	1,056,250
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	95,000	96,425
Scientific Games Corp. 5% 10/15/25 (c)	200,000	205,192
Station Casinos LLC 5% 10/1/25 (c)	582,000	588,548
Studio City Finance Ltd. 5% 1/15/29 (c)	225,000	222,329
VICI Properties, Inc. 3.5% 2/15/25 (c)	715,000	727,484
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (c)	500,000	512,500
5.5% 3/1/25 (c)	500,000	528,750
Wynn Macau Ltd. 4.875% 10/1/24 (c)	500,000	502,438
		8,203,043
Healthcare - 6.3%
Bausch Health Companies, Inc. 4.875% 6/1/28 (c)	165,000	170,254
Centene Corp. 5.375% 8/15/26 (c)	745,000	775,769
Community Health Systems, Inc.:
5.625% 3/15/27 (c)	1,050,000	1,111,688
6.875% 4/15/29 (c)	120,000	126,300
Encompass Health Corp. 5.125% 3/15/23	85,000	85,425
HCA Holdings, Inc. 5.875% 2/15/26	1,250,000	1,453,125
Owens & Minor, Inc. 4.5% 3/31/29 (c)	65,000	66,625
Tenet Healthcare Corp.:
4.625% 7/15/24	210,000	212,625
5.125% 11/1/27 (c)	500,000	523,750
6.75% 6/15/23	1,165,000	1,264,025
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (c)	1,830,000	1,980,975
Vizient, Inc. 6.25% 5/15/27 (c)	20,000	20,925
		7,791,486
Homebuilders/Real Estate - 0.7%
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	50,000	52,438
7.625% 6/15/25 (c)	200,000	215,500
Service Properties Trust 7.5% 9/15/25	500,000	563,750
		831,688
Hotels - 0.1%
Hilton Grand Vacations Borrower Escrow LLC 5% 6/1/29 (c)	125,000	126,127
Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)(g)	185,000	184,075
7% 11/15/25 (c)	20,000	20,300
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	30,000	31,313
AmWINS Group, Inc. 4.875% 6/30/29 (c)	70,000	71,400
		307,088
Leisure - 1.3%
Carnival Corp. 11.5% 4/1/23 (c)	134,000	151,085
NCL Corp. Ltd. 5.875% 3/15/26 (c)	400,000	403,000
Royal Caribbean Cruises Ltd. 9.125% 6/15/23 (c)	750,000	815,723
Viking Cruises Ltd. 13% 5/15/25 (c)	235,000	272,600
		1,642,408
Metals/Mining - 1.7%
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	750,000	783,281
7.25% 4/1/23 (c)	535,000	545,198
Freeport-McMoRan, Inc. 3.55% 3/1/22	40,000	40,300
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	275,235
6.875% 5/1/25	250,000	290,928
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	55,000	55,963
Novelis Corp. 3.25% 11/15/26 (c)(g)	150,000	152,250
		2,143,155
Paper - 0.1%
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	75,000	76,653
Restaurants - 2.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	300,000	302,565
5.75% 4/15/25 (c)	1,000,000	1,053,750
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,295,070
7.75% 4/1/25 (c)	500,000	540,625
		3,192,010
Services - 2.5%
Algeco Scotsman Global Finance PLC 8% 2/15/23 (c)	200,000	205,500
Aramark Services, Inc. 5% 4/1/25 (c)	1,300,000	1,334,125
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	1,106,000	1,124,791
Diebold Nixdorf, Inc. 9.375% 7/15/25 (c)	100,000	109,875
PowerTeam Services LLC 9.033% 12/4/25 (c)	120,000	132,161
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	200,000	213,594
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	40,000	41,850
		3,161,896
Steel - 0.1%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	150,000	159,750
Super Retail - 2.4%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (c)	60,000	60,225
Bath & Body Works, Inc. 7.5% 6/15/29	115,000	133,256
Carvana Co. 5.5% 4/15/27 (c)	200,000	207,000
EG Global Finance PLC 6.75% 2/7/25 (c)	700,000	716,625
LBM Acquisition LLC 6.25% 1/15/29 (c)	350,000	350,679
Macy's Retail Holdings LLC 3.625% 6/1/24	60,000	61,500
Macy's, Inc. 8.375% 6/15/25 (c)	250,000	272,500
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,113,500
Rent-A-Center, Inc. 6.375% 2/15/29 (c)	30,000	32,213
		2,947,498
Technology - 2.1%
Acuris Finance U.S. 5% 5/1/28 (c)	175,000	173,250
Austin BidCo, Inc. 7.125% 12/15/28 (c)	50,000	51,125
CommScope, Inc.:
5.5% 3/1/24 (c)	100,000	102,859
6% 3/1/26 (c)	100,000	104,250
MicroStrategy, Inc. 6.125% 6/15/28 (c)	85,000	85,319
Sensata Technologies BV:
4.875% 10/15/23 (c)	155,000	165,850
5% 10/1/25 (c)	1,300,000	1,451,125
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	400,000	414,000
		2,547,778
Telecommunications - 11.3%
Altice France SA:
7.375% 5/1/26 (c)	516,000	536,640
8.125% 2/1/27 (c)	160,000	173,242
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	25,000	26,463
7.5% 10/15/26 (c)	1,030,000	1,076,185
Consolidated Communications, Inc. 5% 10/1/28 (c)	60,000	60,319
Intelsat Jackson Holdings SA 8% 2/15/24 (c)	955,000	986,038
Level 3 Financing, Inc. 4.25% 7/1/28 (c)	1,000,000	1,018,125
Lumen Technologies, Inc. 6.75% 12/1/23	600,000	664,152
Sable International Finance Ltd. 5.75% 9/7/27 (c)	1,000,000	1,049,300
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	200,000	234,000
SBA Communications Corp. 4.875% 9/1/24	500,000	505,365
Sprint Corp.:
7.25% 9/15/21	500,000	503,250
7.875% 9/15/23	2,280,000	2,579,592
T-Mobile U.S.A., Inc.:
2.25% 2/15/26 (c)	810,000	819,113
2.625% 4/15/26	320,000	328,096
3.375% 4/15/29 (c)	230,000	239,474
Telecom Italia SpA 5.303% 5/30/24 (c)	1,000,000	1,084,351
Uniti Group, Inc.:
7.125% 12/15/24 (c)	365,000	375,038
7.875% 2/15/25 (c)	1,705,000	1,815,825
		14,074,568
Transportation Ex Air/Rail - 0.3%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	70,000	72,100
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (c)	78,000	78,585
Seaspan Corp. 5.5% 8/1/29 (c)	180,000	179,498
		330,183
Utilities - 4.3%
Clearway Energy Operating LLC 5% 9/15/26	245,000	250,753
Global Partners LP/GLP Finance Corp. 7% 8/1/27	62,000	64,801
InterGen NV 7% 6/30/23 (c)	200,000	198,000
NextEra Energy Partners LP 4.25% 9/15/24 (c)	41,000	43,153
NRG Energy, Inc. 5.25% 6/15/29 (c)	1,025,000	1,099,313
PG&E Corp. 5% 7/1/28	1,210,000	1,178,238
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)	120,000	125,695
TerraForm Power Operating LLC 4.25% 1/31/23 (c)	1,350,000	1,385,438
Vistra Operations Co. LLC:
5% 7/31/27 (c)	225,000	232,313
5.625% 2/15/27 (c)	705,000	731,438
		5,309,142

TOTAL NONCONVERTIBLE BONDS		101,572,247

TOTAL CORPORATE BONDS
(Cost $100,233,358)		102,198,279
	Shares	Value

Common Stocks - 0.1%
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (b)	389	125
Energy - 0.1%
California Resources Corp. (h)	5,011	140,859
California Resources Corp. warrants 10/27/24 (h)	2	11
Forbes Energy Services Ltd. (h)	6,468	498
Mesquite Energy, Inc. (b)(h)	1,922	68,378

TOTAL ENERGY		209,746

TOTAL COMMON STOCKS
(Cost $339,605)		209,871
	Principal Amount	Value

Bank Loan Obligations - 9.2%
Broadcasting - 0.0%
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (e)(i)(j)	60,000	59,785
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (d)(e)(j)	185,000	183,642
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (d)(e)(j)	55,000	54,576

TOTAL BUILDING MATERIALS		238,218

Cable/Satellite TV - 1.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(j)	1,493,518	1,488,545
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (d)(e)(j)	290,000	276,225
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (d)(e)(j)	32,976	32,953

TOTAL CHEMICALS		309,178

Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (d)(e)(j)	25,000	24,922
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (d)(e)(j)	40,000	40,000

TOTAL CONSUMER PRODUCTS		64,922

Containers - 0.6%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3949% 6/29/25 (d)(e)(j)	700,000	689,339
Diversified Financial Services - 0.3%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 1/27/27 (d)(e)(j)	349,116	344,490
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (d)(e)(j)	8,000	8,002
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/21/28 (d)(e)(j)(k)	2,000	2,001
IG Investments Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/23/25 (d)(e)(j)	19,950	19,943

TOTAL DIVERSIFIED FINANCIAL SERVICES		374,436

Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 6/12/28 (d)(e)(j)	40,000	39,878
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(j)	73,317	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(j)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(f)(j)	15,000	0

TOTAL ENERGY		39,878

Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(d)(e)(j)	55,314	56,421
Food/Beverage/Tobacco - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (d)(e)(j)	55,000	54,546
Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(j)	285,772	284,106
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(j)	290,728	287,742

TOTAL GAMING		571,848

Healthcare - 0.7%
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (d)(e)(j)	20,000	19,988
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (d)(e)(j)	55,000	55,052
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (d)(e)(j)	130,000	129,594
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (d)(e)(j)	350,000	348,061
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (d)(e)(j)	298,481	298,535

TOTAL HEALTHCARE		851,230

Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (d)(e)(i)(j)	50,000	49,800
Insurance - 0.6%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/10/25 (d)(e)(j)	299,229	295,114
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (d)(e)(j)	104,780	104,622
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.592% 2/13/27 (d)(e)(j)	349,114	344,750

TOTAL INSURANCE		744,486

Leisure - 0.3%
Hayward Industries, Inc. Tranche B 1LN, term loan NULL 3.25% 5/28/28 (d)(e)(j)	400,000	396,200
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (d)(e)(j)	25,000	24,913

TOTAL LEISURE		421,113

Services - 0.6%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (d)(e)(j)	20,000	19,969
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (d)(e)(j)	50,000	49,703
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(e)(j)	648,375	647,565

TOTAL SERVICES		717,237

Super Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (d)(e)(j)	398,000	398,199
Technology - 1.5%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (d)(e)(j)	10,156	10,174
Aptean, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 4/23/27 (d)(e)(j)	200,000	198,500
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (d)(e)(j)	80,000	79,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (d)(e)(j)	12,403	12,392
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (d)(e)(j)(k)	2,597	2,595
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (d)(e)(j)	398,956	399,207
Maverick Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/29/28 (d)(e)(j)	300,000	299,439
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8458% 4/30/27 (d)(e)(j)	154,613	154,110
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (d)(e)(j)	349,125	349,212
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (d)(e)(j)	399,000	393,905

TOTAL TECHNOLOGY		1,899,234

Telecommunications - 1.5%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (d)(e)(j)	348,246	347,027
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (d)(e)(j)	700,000	697,025
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(j)	423,471	426,249
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (d)(e)(j)	349,116	349,814

TOTAL TELECOMMUNICATIONS		1,820,115

Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (d)(e)(j)	300,000	297,900
Utilities - 0.3%
Limetree Bay Terminals LLC term loan:
3 month U.S. LIBOR + 12.500% 14.5% 7/31/49 (b)(d)(e)(j)	9,729	9,729
3 month U.S. LIBOR + 4.000% 5% 2/15/24 (d)(e)(j)	398,958	287,916
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (d)(e)(j)	24,874	24,211

TOTAL UTILITIES		321,856

TOTAL BANK LOAN OBLIGATIONS
(Cost $11,603,026)		11,468,286
	Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.06% (l)
(Cost $9,915,164)	9,913,220	9,915,203
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $122,091,153)		123,791,639
NET OTHER ASSETS (LIABILITIES) - 0.5%		573,157
NET ASSETS - 100%		$124,364,796

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,244 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,738,597 or 52.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,623 and $2,623, respectively.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 7/15/21	$24,348
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$14,071

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$874
Total	$874

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,444,980	$29,941,828	$28,471,605	$--	$--	$9,915,203	0.0%
Total	$8,444,980	$29,941,828	$28,471,605	$--	$--	$9,915,203

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.